Goodwill	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill

14. Goodwill

	Subscription, licensing and smart education business	Music events business	Total
	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2019, December 31, 2019 and January 1, 2020	—	—	—
Acquisition from business combinations (Note 8)	1,610	235,615	237,225
Cost and net carrying amount at December 31, 2020	1,610	235,615	237,225

Impairment testing of goodwill

Goodwill acquired through business combinations is allocated to the following CGUs for impairment testing:

•	Subscription, licensing and smart education business; and
•	Music events business

Subscription, licensing and smart education business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate applied to the cash flow projections is 17%.  The growth rate used to extrapolate the cash flows beyond the five-year period is 3%.

The following describes management’s key assumptions in its subscription, licensing and smart education CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the subscription, licensing and smart education business CGU as at December 31, 2020.

The determination of the recoverable amount of the subscription, licensing and smart education CGU as at December 31, 2020 was particularly sensitive to changes in the discount rate. In the opinion of the directors, an increase in the pre-tax discount rate by 0.5% to 16.5% would cause the headroom of RMB 2,050,000 to be zero.

Music events business

The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management.  The pre-tax discount rate applied to the cash flow projections is 18%.  The terminal growth rate used to extrapolate the cash flows beyond the five-year period is 3%.

14. Goodwill (continued)

Impairment testing of goodwill (continued)

The following describes the management’s key assumptions in its music events CGU cash flow projections:

Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.

Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.

Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.

Based on the result of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the music events CGU as at December 31, 2020.